Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., Bank of America, N.A., BofA Securities, Inc., Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company and Goldman Sachs Bank USA, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BOCA Commercial Mortgage Trust 2022-BOCA, Commercial Mortgage Pass-Through Certificates, Series 2022-BOCA securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of May 9, 2022.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on April 21, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2022-BOCA Accounting Tape Final.xlsx (provided on April 21, 2022).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Completion Guaranty” refers to a signed or draft completion guaranty agreement.
•	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Guaranty” refers to a signed or draft guaranty agreement.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or draft insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
•	The phrase “Loan Agreement” refers to a draft loan agreement.
•	The phrase “Management Agreement” refers to a signed or draft management agreement.
•	The phrase “Non-Consolidation Opinion” refers to a draft or final opinion of counsel indicating a non-consolidation requirement.
•	The phrase “STR Report” refers to the Property’s Smith Travel Research reports.
•	The phrase “Title Policy” refers to a draft or signed proforma title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From March 16, 2022 through April 21, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

April 21, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property No.	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Street Address	Appraisal Report	None
4	City	Appraisal Report	None
5	State	Appraisal Report	None
6	Zip Code	Appraisal Report	None
7	County	Appraisal Report	None
8	Year Built	Appraisal Report	None
9	Year Renovated	Appraisal Report	None
10	Flag	Appraisal Report	None
11	Units	Underwriting File	None
12	Unit Type	Appraisal Report	None
13	Property Type	Appraisal Report	None
14	Property Sub-Type	Appraisal Report	None
15	Ownership Interest	Title Policy	None
16	Mortgage Loan Cut-off Date Balance	Loan Agreement	$1.00
17	Mortgage Loan Cut-off Date Balance per Key ($)	Recalculation	$1.00
18	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
19	Mortgage Loan Maturity Date Balance	Recalculation	$1.00
20	Origination Date	None - Company Provided	None
21	Cut-off Date	None - Company Provided	None
22	Assumed One-month Term SOFR	None - Company Provided	None
23	Mortgage Loan Spread	None - Company Provided	None
24	Term SOFR Cap	Interest Rate Cap Term Sheet	None
25	Term SOFR Lookback days	Loan Agreement	None
26	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
27	Interest Calculation (30/360 / Actual/360)	Loan Agreement	#N/A
28	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
29	Mortgage Loan Annual Debt Service Payment	Recalculation	None
30	Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap	Recalculation	None
31	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Recalculation	None
32	Amort Type	Loan Agreement	None
33	Grace Period	Loan Agreement	None
34	First Loan Payment Date	Loan Agreement	None
35	Seasoning	Recalculation	None
36	Original Term to Maturity (Months)	Recalculation	None
37	Remaining Term to Maturity (Months)	Recalculation	None
38	Original Amortization Term (Months)	Not Applicable*	None
39	Remaining Amortization Term (Months)	Not Applicable*	None
40	Original IO Term (Months)	Recalculation	None
41	Remaining IO Term (Months)	Recalculation	None
42	Initial Maturity Date	Loan Agreement	None
43	Extensions	Loan Agreement	None
44	Fully Extended Maturity Date	Loan Agreement	None
45	Lockbox	Loan Agreement	None
46	Lockbox Type	Loan Agreement	None
47	Cash Management Type	Loan Agreement	None
48	Cash Management Triggers	Loan Agreement	None
49	Administrative Fee Rate (%)	Fee Schedule	None
50	Prepayment Provision	Loan Agreement	None
51	Partial Release Allowed?	Loan Agreement	None
52	Partial Release Description	Loan Agreement	None
53	Substitution Allowed (Y/N)?	Loan Agreement	None
54	Borrower Entity	Loan Agreement	None
55	Single Purpose Entity	Loan Agreement	None
56	Non-Consolidation Opinion	Non-Consolidation Opinion	None
57	Guarantor	Guaranty	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
58	Loan Purpose	None - Company Provided	None
59	Future Debt Permitted (Y/N)	Loan Agreement	None
60	Mortgage Loan Cut-off Date LTV (As-is)	Recalculation	None
61	Mortgage Loan Balloon LTV (As-is)	Recalculation	None
62	Mortgage Loan Cut-off Date LTV (As-Complete)	Recalculation	None
63	Mortgage Loan Balloon LTV (As-Complete)	Recalculation	None
64	Mortgage Loan UW NOI DSCR	Recalculation	None
65	Mortgage Loan UW NCF DSCR	Recalculation	None
66	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
67	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
68	Mortgage Loan UW NOI Debt Yield	Recalculation	None
69	Mortgage Loan UW NCF Debt Yield	Recalculation	None
70	Initial Tax Escrow	None - Company Provided	None
71	Ongoing Tax Escrow Monthly	Loan Agreement	None
72	Tax Escrow Springing Conditions	Loan Agreement	None
73	Initial Insurance Escrow	None - Company Provided	None
74	Ongoing Insurance Escrow Monthly	Loan Agreement	None
75	Insurance Escrow Springing Conditions	Loan Agreement	None
76	Initial Immediate Repairs Escrow	Loan Agreement	None
77	Initial FF&E Escrow	Loan Agreement	None
78	Ongoing FF&E Escrow Monthly	Loan Agreement	None
79	Initial PIP Escrow	Loan Agreement	None
80	Ongoing PIP Escrow	Loan Agreement	None
81	PIP Escrow Springing Conditions	Loan Agreement; Completion Guaranty	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
82	Initial Other Escrow	None - Company Provided	None
83	Ongoing Other Escrow Monthly	Loan Agreement	None
84	Ongoing Other Escrow Springing Condition	None - Company Provided	None
85	Other Escrow Description	None - Company Provided	None
86	Engineering Report Date	Engineering Report	None
87	Environmental Report Date	Environmental Report	None
88	Seismic Report Date	Not Applicable*	None
89	Seismic Zone	Not Applicable*	None
90	PML (SEL)	Not Applicable*	None
91	(SUL)	Not Applicable*	None
92	Earthquake Insurance Required	Loan Agreement	None
93	Terrorism Insurance Required	Loan Agreement	None
94	Environmental Insurance Required	Loan Agreement	None
95	Wind/Storm Insurance Detail	Insurance Summary	None
96	Property Manager	Management Agreement	None
97	Management Base Fee	Management Agreement	None
98	Management Agreement Maturity Date	Management Agreement	None
99	As-Is Appraisal Date	Appraisal Report	None
100	As-Is Appraised Value ($)	Appraisal Report	None
101	Appraised Value Per Key ($)	Recalculation	None
102	Completion Appraisal Date	Appraisal Report	None
103	Completion Appraised Value ($)	Appraisal Report	None
104	Completion Appraised Value Per Key ($)	Recalculation	None
105	Stabilized Appraisal Date	Appraisal Report	None
106	Stabilized Appraised Value ($)	Appraisal Report	None
107	Stabilized Appraised Value Per Key ($)	Recalculation	None
108	2019 Occupancy Penetration	STR Report	None
109	2019 ADR Penetration	STR Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
110	2019 RevPAR Penetration	STR Report	None
111	2020 Occupancy Penetration	STR Report	None
112	2020 ADR Penetration	STR Report	None
113	2020 RevPAR Penetration	STR Report	None
114	2021 Occupancy Penetration	STR Report	None
115	2021 ADR Penetration	STR Report	None
116	2021 RevPAR Penetration	STR Report	None
117	February 2022 TTM Occupancy Penetration	STR Report	None
118	February 2022 TTM ADR Penetration	STR Report	None
119	February 2022 TTM RevPAR Penetration	STR Report	None
120	2016 Number of Keys	Underwriting File	None
121	2017 Number of Keys	Underwriting File	None
122	2018 Number of Keys	Underwriting File	None
123	2019 Number of Keys	Underwriting File	None
124	2020 Number of Keys	Underwriting File	None
125	2021 Number of Keys	Underwriting File	None
126	February 2022 TTM Number of Keys	Underwriting File	None
127	2022 Budget Number of Keys	Underwriting File	None
128	2022 Reforecast Number of Keys	Underwriting File	None
129	2023 Budget Number of Keys	Underwriting File	None
130	UW Number of Keys	Underwriting File	None
131	2016 Available Rooms	Underwriting File	None
132	2017 Available Rooms	Underwriting File	None
133	2018 Available Rooms	Underwriting File	None
134	2019 Available Rooms	Underwriting File	None
135	2020 Available Rooms	Underwriting File	None
136	2021 Available Rooms	Underwriting File	None
137	February 2022 TTM Available Rooms	Underwriting File	None
138	2022 Budget Available Rooms	Underwriting File	None
139	2022 Reforecast Available Rooms	Underwriting File	None
140	2023 Budget Available Rooms	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
141	UW Available Rooms	Underwriting File	None
142	2016 Occupied Rooms	Underwriting File	None
143	2017 Occupied Rooms	Underwriting File	None
144	2018 Occupied Rooms	Underwriting File	None
145	2019 Occupied Rooms	Underwriting File	None
146	2020 Occupied Rooms	Underwriting File	None
147	2021 Occupied Rooms	Underwriting File	None
148	February 2022 TTM Occupied Rooms	Underwriting File	None
149	2022 Budget Occupied Rooms	Underwriting File	None
150	2022 Reforecast Occupied Rooms	Underwriting File	None
151	2023 Budget Occupied Rooms	Underwriting File	None
152	UW Occupied Rooms	Underwriting File	None
153	2016 Occupancy	Underwriting File	None
154	2017 Occupancy	Underwriting File	None
155	2018 Occupancy	Underwriting File	None
156	2019 Occupancy	Underwriting File	None
157	2020 Occupancy	Underwriting File	None
158	2021 Occupancy	Underwriting File	None
159	February 2022 TTM Occupancy	Underwriting File	None
160	2022 Budget Occupancy	Underwriting File	None
161	2022 Reforecast Occupancy	Underwriting File	None
162	2023 Budget Occupancy	Underwriting File	None
163	UW Occupancy	Underwriting File	None
164	2016 ADR ($)	Underwriting File	$1.00
165	2017 ADR ($)	Underwriting File	$1.00
166	2018 ADR ($)	Underwriting File	$1.00
167	2019 ADR ($)	Underwriting File	$1.00
168	2020 ADR ($)	Underwriting File	$1.00
169	2021 ADR ($)	Underwriting File	$1.00
170	February 2022 TTM ADR ($)	Underwriting File	$1.00
171	2022 Budget ADR ($)	Underwriting File	$1.00
172	2022 Reforecast ADR ($)	Underwriting File	$1.00
173	2023 Budget ADR ($)	Underwriting File	$1.00
174	UW ADR ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
175	2016 RevPAR ($)	Underwriting File	$1.00
176	2017 RevPAR ($)	Underwriting File	$1.00
177	2018 RevPAR ($)	Underwriting File	$1.00
178	2019 RevPAR ($)	Underwriting File	$1.00
179	2020 RevPAR ($)	Underwriting File	$1.00
180	2021 RevPAR ($)	Underwriting File	$1.00
181	February 2022 TTM RevPAR ($)	Underwriting File	$1.00
182	2022 Budget RevPAR ($)	Underwriting File	$1.00
183	2022 Reforecast RevPAR ($)	Underwriting File	$1.00
184	2023 Budget RevPAR ($)	Underwriting File	$1.00
185	UW RevPAR ($)	Underwriting File	$1.00
186	2016 Room Revenue ($)	Underwriting File	$1.00
187	2017 Room Revenue ($)	Underwriting File	$1.00
188	2018 Room Revenue ($)	Underwriting File	$1.00
189	2019 Room Revenue ($)	Underwriting File	$1.00
190	2020 Room Revenue ($)	Underwriting File	$1.00
191	2021 Room Revenue ($)	Underwriting File	$1.00
192	February 2022 TTM Room Revenue ($)	Underwriting File	$1.00
193	2022 Budget Room Revenue ($)	Underwriting File	$1.00
194	2022 Reforecast Room Revenue ($)	Underwriting File	$1.00
195	2023 Budget Room Revenue ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
196	UW Room Revenue ($)	Underwriting File	$1.00
197	2016 Food and Beverage Revenue ($)	Underwriting File	$1.00
198	2017 Food and Beverage Revenue ($)	Underwriting File	$1.00
199	2018 Food and Beverage Revenue ($)	Underwriting File	$1.00
200	2019 Food and Beverage Revenue ($)	Underwriting File	$1.00
201	2020 Food and Beverage Revenue ($)	Underwriting File	$1.00
202	2021 Food and Beverage Revenue ($)	Underwriting File	$1.00
203	February 2022 TTM Food and Beverage Revenue ($)	Underwriting File	$1.00
204	2022 Budget Food and Beverage Revenue ($)	Underwriting File	$1.00
205	2022 Reforecast Food and Beverage Revenue ($)	Underwriting File	$1.00
206	2023 Budget Food and Beverage Revenue ($)	Underwriting File	$1.00
207	UW Food and Beverage Revenue ($)	Underwriting File	$1.00
208	2016 Membership Revenue ($)	Underwriting File	$1.00
209	2017 Membership Revenue ($)	Underwriting File	$1.00
210	2018 Membership Revenue ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
211	2019 Membership Revenue ($)	Underwriting File	$1.00
212	2020 Membership Revenue ($)	Underwriting File	$1.00
213	2021 Membership Revenue ($)	Underwriting File	$1.00
214	February 2022 TTM Membership Revenue ($)	Underwriting File	$1.00
215	2022 Budget Membership Revenue ($)	Underwriting File	$1.00
216	2022 Reforecast Membership Revenue ($)	Underwriting File	$1.00
217	2023 Budget Membership Revenue ($)	Underwriting File	$1.00
218	UW Membership Revenue ($)	Underwriting File	$1.00
219	2016 Golf Revenues ($)	Underwriting File	$1.00
220	2017 Golf Revenues ($)	Underwriting File	$1.00
221	2018 Golf Revenues ($)	Underwriting File	$1.00
222	2019 Golf Revenues ($)	Underwriting File	$1.00
223	2020 Golf Revenues ($)	Underwriting File	$1.00
224	2021 Golf Revenues ($)	Underwriting File	$1.00
225	February 2022 TTM Golf Revenues ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
226	2022 Budget Golf Revenues ($)	Underwriting File	$1.00
227	2022 Reforecast Golf Revenues ($)	Underwriting File	$1.00
228	2023 Budget Golf Revenues ($)	Underwriting File	$1.00
229	UW Golf Revenues ($)	Underwriting File	$1.00
230	2016 Tennis Revenues ($)	Underwriting File	$1.00
231	2017 Tennis Revenues ($)	Underwriting File	$1.00
232	2018 Tennis Revenues ($)	Underwriting File	$1.00
233	2019 Tennis Revenues ($)	Underwriting File	$1.00
234	2020 Tennis Revenues ($)	Underwriting File	$1.00
235	2021 Tennis Revenues ($)	Underwriting File	$1.00
236	February 2022 TTM Tennis Revenues ($)	Underwriting File	$1.00
237	2022 Budget Tennis Revenues ($)	Underwriting File	$1.00
238	2022 Reforecast Tennis Revenues ($)	Underwriting File	$1.00
239	2023 Budget Tennis Revenues ($)	Underwriting File	$1.00
240	UW Tennis Revenues ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
241	2016 Beach/Recreation Revenues ($)	Underwriting File	$1.00
242	2017 Beach/Recreation Revenues ($)	Underwriting File	$1.00
243	2018 Beach/Recreation Revenues ($)	Underwriting File	$1.00
244	2019 Beach/Recreation Revenues ($)	Underwriting File	$1.00
245	2020 Beach/Recreation Revenues ($)	Underwriting File	$1.00
246	2021 Beach/Recreation Revenues ($)	Underwriting File	$1.00
247	February 2022 TTM Beach/Recreation Revenues ($)	Underwriting File	$1.00
248	2022 Budget Beach/Recreation Revenues ($)	Underwriting File	$1.00
249	2022 Reforecast Beach/Recreation Revenues ($)	Underwriting File	$1.00
250	2023 Budget Beach/Recreation Revenues ($)	Underwriting File	$1.00
251	UW Beach/Recreation Revenues ($)	Underwriting File	$1.00
252	2016 Spa & Fitness Revenues ($)	Underwriting File	$1.00
253	2017 Spa & Fitness Revenues ($)	Underwriting File	$1.00
254	2018 Spa & Fitness Revenues ($)	Underwriting File	$1.00
255	2019 Spa & Fitness Revenues ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
256	2020 Spa & Fitness Revenues ($)	Underwriting File	$1.00
257	2021 Spa & Fitness Revenues ($)	Underwriting File	$1.00
258	February 2022 TTM Spa & Fitness Revenues ($)	Underwriting File	$1.00
259	2022 Budget Spa & Fitness Revenues ($)	Underwriting File	$1.00
260	2022 Reforecast Spa & Fitness Revenues ($)	Underwriting File	$1.00
261	2023 Budget Spa & Fitness Revenues ($)	Underwriting File	$1.00
262	UW Spa & Fitness Revenues ($)	Underwriting File	$1.00
263	2016 Marina Revenue ($)	Underwriting File	$1.00
264	2017 Marina Revenue ($)	Underwriting File	$1.00
265	2018 Marina Revenue ($)	Underwriting File	$1.00
266	2019 Marina Revenue ($)	Underwriting File	$1.00
267	2020 Marina Revenue ($)	Underwriting File	$1.00
268	2021 Marina Revenue ($)	Underwriting File	$1.00
269	February 2022 TTM Marina Revenue ($)	Underwriting File	$1.00
270	2022 Budget Marina Revenue ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
271	2022 Reforecast Marina Revenue ($)	Underwriting File	$1.00
272	2023 Budget Marina Revenue ($)	Underwriting File	$1.00
273	UW Marina Revenue ($)	Underwriting File	$1.00
274	2016 Retail Revenue ($)	Underwriting File	$1.00
275	2017 Retail Revenue ($)	Underwriting File	$1.00
276	2018 Retail Revenue ($)	Underwriting File	$1.00
277	2019 Retail Revenue ($)	Underwriting File	$1.00
278	2020 Retail Revenue ($)	Underwriting File	$1.00
279	2021 Retail Revenue ($)	Underwriting File	$1.00
280	February 2022 TTM Retail Revenue ($)	Underwriting File	$1.00
281	2022 Budget Retail Revenue ($)	Underwriting File	$1.00
282	2022 Reforecast Retail Revenue ($)	Underwriting File	$1.00
283	2023 Budget Retail Revenue ($)	Underwriting File	$1.00
284	UW Retail Revenue ($)	Underwriting File	$1.00
285	2016 Boca by Design Revenue ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
286	2017 Boca by Design Revenue ($)	Underwriting File	$1.00
287	2018 Boca by Design Revenue ($)	Underwriting File	$1.00
288	2019 Boca by Design Revenue ($)	Underwriting File	$1.00
289	2020 Boca by Design Revenue ($)	Underwriting File	$1.00
290	2021 Boca by Design Revenue ($)	Underwriting File	$1.00
291	February 2022 TTM Boca by Design Revenue ($)	Underwriting File	$1.00
292	2022 Budget Boca by Design Revenue ($)	Underwriting File	$1.00
293	2022 Reforecast Boca by Design Revenue ($)	Underwriting File	$1.00
294	2023 Budget Boca by Design Revenue ($)	Underwriting File	$1.00
295	UW Boca by Design Revenue ($)	Underwriting File	$1.00
296	2016 Resort Fee Revenue ($)	Underwriting File	$1.00
297	2017 Resort Fee Revenue ($)	Underwriting File	$1.00
298	2018 Resort Fee Revenue ($)	Underwriting File	$1.00
299	2019 Resort Fee Revenue ($)	Underwriting File	$1.00
300	2020 Resort Fee Revenue ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
301	2021 Resort Fee Revenue ($)	Underwriting File	$1.00
302	February 2022 TTM Resort Fee Revenue ($)	Underwriting File	$1.00
303	2022 Budget Resort Fee Revenue ($)	Underwriting File	$1.00
304	2022 Reforecast Resort Fee Revenue ($)	Underwriting File	$1.00
305	2023 Budget Resort Fee Revenue ($)	Underwriting File	$1.00
306	UW Resort Fee Revenue ($)	Underwriting File	$1.00
307	2016 Rents and Other Income ($)	Underwriting File	$1.00
308	2017 Rents and Other Income ($)	Underwriting File	$1.00
309	2018 Rents and Other Income ($)	Underwriting File	$1.00
310	2019 Rents and Other Income ($)	Underwriting File	$1.00
311	2020 Rents and Other Income ($)	Underwriting File	$1.00
312	2021 Rents and Other Income ($)	Underwriting File	$1.00
313	February 2022 TTM Rents and Other Income ($)	Underwriting File	$1.00
314	2022 Budget Rents and Other Income ($)	Underwriting File	$1.00
315	2022 Reforecast Rents and Other Income ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
316	2023 Budget Rents and Other Income ($)	Underwriting File	$1.00
317	UW Rents and Other Income ($)	Underwriting File	$1.00
318	2016 Total Revenue ($)	Underwriting File	$1.00
319	2017 Total Revenue ($)	Underwriting File	$1.00
320	2018 Total Revenue ($)	Underwriting File	$1.00
321	2019 Total Revenue ($)	Underwriting File	$1.00
322	2020 Total Revenue ($)	Underwriting File	$1.00
323	2021 Total Revenue ($)	Underwriting File	$1.00
324	February 2022 TTM Total Revenue ($)	Underwriting File	$1.00
325	2022 Budget Total Revenue ($)	Underwriting File	$1.00
326	2022 Reforecast Total Revenue ($)	Underwriting File	$1.00
327	2023 Budget Total Revenue ($)	Underwriting File	$1.00
328	UW Total Revenue ($)	Underwriting File	$1.00
329	2016 Rooms Expense ($)	Underwriting File	$1.00
330	2017 Rooms Expense ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
331	2018 Rooms Expense ($)	Underwriting File	$1.00
332	2019 Rooms Expense ($)	Underwriting File	$1.00
333	2020 Rooms Expense ($)	Underwriting File	$1.00
334	2021 Rooms Expense ($)	Underwriting File	$1.00
335	February 2022 TTM Rooms Expense ($)	Underwriting File	$1.00
336	2022 Budget Rooms Expense ($)	Underwriting File	$1.00
337	2022 Reforecast Rooms Expense ($)	Underwriting File	$1.00
338	2023 Budget Rooms Expense ($)	Underwriting File	$1.00
339	UW Rooms Expense ($)	Underwriting File	$1.00
340	2016 Food and Beverage Expense ($)	Underwriting File	$1.00
341	2017 Food and Beverage Expense ($)	Underwriting File	$1.00
342	2018 Food and Beverage Expense ($)	Underwriting File	$1.00
343	2019 Food and Beverage Expense ($)	Underwriting File	$1.00
344	2020 Food and Beverage Expense ($)	Underwriting File	$1.00
345	2021 Food and Beverage Expense ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
346	February 2022 TTM Food and Beverage Expense ($)	Underwriting File	$1.00
347	2022 Budget Food and Beverage Expense ($)	Underwriting File	$1.00
348	2022 Reforecast Food and Beverage Expense ($)	Underwriting File	$1.00
349	2023 Budget Food and Beverage Expense ($)	Underwriting File	$1.00
350	UW Food and Beverage Expense ($)	Underwriting File	$1.00
351	2016 Membership Expense ($)	Underwriting File	$1.00
352	2017 Membership Expense ($)	Underwriting File	$1.00
353	2018 Membership Expense ($)	Underwriting File	$1.00
354	2019 Membership Expense ($)	Underwriting File	$1.00
355	2020 Membership Expense ($)	Underwriting File	$1.00
356	2021 Membership Expense ($)	Underwriting File	$1.00
357	February 2022 TTM Membership Expense ($)	Underwriting File	$1.00
358	2022 Budget Membership Expense ($)	Underwriting File	$1.00
359	2022 Reforecast Membership Expense ($)	Underwriting File	$1.00
360	2023 Budget Membership Expense ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	23

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
361	UW Membership Expense ($)	Underwriting File	$1.00
362	2016 Golf Expense ($)	Underwriting File	$1.00
363	2017 Golf Expense ($)	Underwriting File	$1.00
364	2018 Golf Expense ($)	Underwriting File	$1.00
365	2019 Golf Expense ($)	Underwriting File	$1.00
366	2020 Golf Expense ($)	Underwriting File	$1.00
367	2021 Golf Expense ($)	Underwriting File	$1.00
368	February 2022 TTM Golf Expense ($)	Underwriting File	$1.00
369	2022 Budget Golf Expense ($)	Underwriting File	$1.00
370	2022 Reforecast Golf Expense ($)	Underwriting File	$1.00
371	2023 Budget Golf Expense ($)	Underwriting File	$1.00
372	UW Golf Expense ($)	Underwriting File	$1.00
373	2016 Tennis Expense ($)	Underwriting File	$1.00
374	2017 Tennis Expense ($)	Underwriting File	$1.00
375	2018 Tennis Expense ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	24

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
376	2019 Tennis Expense ($)	Underwriting File	$1.00
377	2020 Tennis Expense ($)	Underwriting File	$1.00
378	2021 Tennis Expense ($)	Underwriting File	$1.00
379	February 2022 TTM Tennis Expense ($)	Underwriting File	$1.00
380	2022 Budget Tennis Expense ($)	Underwriting File	$1.00
381	2022 Reforecast Tennis Expense ($)	Underwriting File	$1.00
382	2023 Budget Tennis Expense ($)	Underwriting File	$1.00
383	UW Tennis Expense ($)	Underwriting File	$1.00
384	2016 Beach/Recreation Expense ($)	Underwriting File	$1.00
385	2017 Beach/Recreation Expense ($)	Underwriting File	$1.00
386	2018 Beach/Recreation Expense ($)	Underwriting File	$1.00
387	2019 Beach/Recreation Expense ($)	Underwriting File	$1.00
388	2020 Beach/Recreation Expense ($)	Underwriting File	$1.00
389	2021 Beach/Recreation Expense ($)	Underwriting File	$1.00
390	February 2022 TTM Beach/Recreation Expense ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	25

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
391	2022 Budget Beach/Recreation Expense ($)	Underwriting File	$1.00
392	2022 Reforecast Beach/Recreation Expense ($)	Underwriting File	$1.00
393	2023 Budget Beach/Recreation Expense ($)	Underwriting File	$1.00
394	UW Beach/Recreation Expense ($)	Underwriting File	$1.00
395	2016 Spa & Fitness Expense ($)	Underwriting File	$1.00
396	2017 Spa & Fitness Expense ($)	Underwriting File	$1.00
397	2018 Spa & Fitness Expense ($)	Underwriting File	$1.00
398	2019 Spa & Fitness Expense ($)	Underwriting File	$1.00
399	2020 Spa & Fitness Expense ($)	Underwriting File	$1.00
400	2021 Spa & Fitness Expense ($)	Underwriting File	$1.00
401	February 2022 TTM Spa & Fitness Expense ($)	Underwriting File	$1.00
402	2022 Budget Spa & Fitness Expense ($)	Underwriting File	$1.00
403	2022 Reforecast Spa & Fitness Expense ($)	Underwriting File	$1.00
404	2023 Budget Spa & Fitness Expense ($)	Underwriting File	$1.00
405	UW Spa & Fitness Expense ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	26

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
406	2016 Marina Expense ($)	Underwriting File	$1.00
407	2017 Marina Expense ($)	Underwriting File	$1.00
408	2018 Marina Expense ($)	Underwriting File	$1.00
409	2019 Marina Expense ($)	Underwriting File	$1.00
410	2020 Marina Expense ($)	Underwriting File	$1.00
411	2021 Marina Expense ($)	Underwriting File	$1.00
412	February 2022 TTM Marina Expense ($)	Underwriting File	$1.00
413	2022 Budget Marina Expense ($)	Underwriting File	$1.00
414	2022 Reforecast Marina Expense ($)	Underwriting File	$1.00
415	2023 Budget Marina Expense ($)	Underwriting File	$1.00
416	UW Marina Expense ($)	Underwriting File	$1.00
417	2016 Retail Expense ($)	Underwriting File	$1.00
418	2017 Retail Expense ($)	Underwriting File	$1.00
419	2018 Retail Expense ($)	Underwriting File	$1.00
420	2019 Retail Expense ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	27

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
421	2020 Retail Expense ($)	Underwriting File	$1.00
422	2021 Retail Expense ($)	Underwriting File	$1.00
423	February 2022 TTM Retail Expense ($)	Underwriting File	$1.00
424	2022 Budget Retail Expense ($)	Underwriting File	$1.00
425	2022 Reforecast Retail Expense ($)	Underwriting File	$1.00
426	2023 Budget Retail Expense ($)	Underwriting File	$1.00
427	UW Retail Expense ($)	Underwriting File	$1.00
428	2016 Boca by Design Expense ($)	Underwriting File	$1.00
429	2017 Boca by Design Expense ($)	Underwriting File	$1.00
430	2018 Boca by Design Expense ($)	Underwriting File	$1.00
431	2019 Boca by Design Expense ($)	Underwriting File	$1.00
432	2020 Boca by Design Expense ($)	Underwriting File	$1.00
433	2021 Boca by Design Expense ($)	Underwriting File	$1.00
434	February 2022 TTM Boca by Design Expense ($)	Underwriting File	$1.00
435	2022 Budget Boca by Design Expense ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	28

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
436	2022 Reforecast Boca by Design Expense ($)	Underwriting File	$1.00
437	2023 Budget Boca by Design Expense ($)	Underwriting File	$1.00
438	UW Boca by Design Expense ($)	Underwriting File	$1.00
439	2016 Rents and Other Expense ($)	Underwriting File	$1.00
440	2017 Rents and Other Expense ($)	Underwriting File	$1.00
441	2018 Rents and Other Expense ($)	Underwriting File	$1.00
442	2019 Rents and Other Expense ($)	Underwriting File	$1.00
443	2020 Rents and Other Expense ($)	Underwriting File	$1.00
444	2021 Rents and Other Expense ($)	Underwriting File	$1.00
445	February 2022 TTM Rents and Other Expense ($)	Underwriting File	$1.00
446	2022 Budget Rents and Other Expense ($)	Underwriting File	$1.00
447	2022 Reforecast Rents and Other Expense ($)	Underwriting File	$1.00
448	2023 Budget Rents and Other Expense ($)	Underwriting File	$1.00
449	UW Rents and Other Expense ($)	Underwriting File	$1.00
450	2016 Total Variable Expenses ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	29

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
451	2017 Total Variable Expenses ($)	Underwriting File	$1.00
452	2018 Total Variable Expenses ($)	Underwriting File	$1.00
453	2019 Total Variable Expenses ($)	Underwriting File	$1.00
454	2020 Total Variable Expenses ($)	Underwriting File	$1.00
455	2021 Total Variable Expenses ($)	Underwriting File	$1.00
456	February 2022 TTM Total Variable Expenses ($)	Underwriting File	$1.00
457	2022 Budget Total Variable Expenses ($)	Underwriting File	$1.00
458	2022 Reforecast Total Variable Expenses ($)	Underwriting File	$1.00
459	2023 Budget Total Variable Expenses ($)	Underwriting File	$1.00
460	UW Total Variable Expenses ($)	Underwriting File	$1.00
461	2016 Total Departmental Profit ($)	Underwriting File	$1.00
462	2017 Total Departmental Profit ($)	Underwriting File	$1.00
463	2018 Total Departmental Profit ($)	Underwriting File	$1.00
464	2019 Total Departmental Profit ($)	Underwriting File	$1.00
465	2020 Total Departmental Profit ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	30

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
466	2021 Total Departmental Profit ($)	Underwriting File	$1.00
467	February 2022 TTM Total Departmental Profit ($)	Underwriting File	$1.00
468	2022 Budget Total Departmental Profit ($)	Underwriting File	$1.00
469	2022 Reforecast Total Departmental Profit ($)	Underwriting File	$1.00
470	2023 Budget Total Departmental Profit ($)	Underwriting File	$1.00
471	UW Total Departmental Profit ($)	Underwriting File	$1.00
472	2016 General and Administrative ($)	Underwriting File	$1.00
473	2017 General and Administrative ($)	Underwriting File	$1.00
474	2018 General and Administrative ($)	Underwriting File	$1.00
475	2019 General and Administrative ($)	Underwriting File	$1.00
476	2020 General and Administrative ($)	Underwriting File	$1.00
477	2021 General and Administrative ($)	Underwriting File	$1.00
478	February 2022 TTM General and Administrative ($)	Underwriting File	$1.00
479	2022 Budget General and Administrative ($)	Underwriting File	$1.00
480	2022 Reforecast General and Administrative ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	31

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
481	2023 Budget General and Administrative ($)	Underwriting File	$1.00
482	UW General and Administrative ($)	Underwriting File	$1.00
483	2016 Information & Telecom Systems ($)	Underwriting File	$1.00
484	2017 Information & Telecom Systems ($)	Underwriting File	$1.00
485	2018 Information & Telecom Systems ($)	Underwriting File	$1.00
486	2019 Information & Telecom Systems ($)	Underwriting File	$1.00
487	2020 Information & Telecom Systems ($)	Underwriting File	$1.00
488	2021 Information & Telecom Systems ($)	Underwriting File	$1.00
489	February 2022 TTM Information & Telecom Systems ($)	Underwriting File	$1.00
490	2022 Budget Information & Telecom Systems ($)	Underwriting File	$1.00
491	2022 Reforecast Information & Telecom Systems ($)	Underwriting File	$1.00
492	2023 Budget Information & Telecom Systems ($)	Underwriting File	$1.00
493	UW Information & Telecom Systems ($)	Underwriting File	$1.00
494	2016 Sales and Marketing ($)	Underwriting File	$1.00
495	2017 Sales and Marketing ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	32

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
496	2018 Sales and Marketing ($)	Underwriting File	$1.00
497	2019 Sales and Marketing ($)	Underwriting File	$1.00
498	2020 Sales and Marketing ($)	Underwriting File	$1.00
499	2021 Sales and Marketing ($)	Underwriting File	$1.00
500	February 2022 TTM Sales and Marketing ($)	Underwriting File	$1.00
501	2022 Budget Sales and Marketing ($)	Underwriting File	$1.00
502	2022 Reforecast Sales and Marketing ($)	Underwriting File	$1.00
503	2023 Budget Sales and Marketing ($)	Underwriting File	$1.00
504	UW Sales and Marketing ($)	Underwriting File	$1.00
505	2016 Repairs and Maintenance ($)	Underwriting File	$1.00
506	2017 Repairs and Maintenance ($)	Underwriting File	$1.00
507	2018 Repairs and Maintenance ($)	Underwriting File	$1.00
508	2019 Repairs and Maintenance ($)	Underwriting File	$1.00
509	2020 Repairs and Maintenance ($)	Underwriting File	$1.00
510	2021 Repairs and Maintenance ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	33

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
511	February 2022 TTM Repairs and Maintenance ($)	Underwriting File	$1.00
512	2022 Budget Repairs and Maintenance ($)	Underwriting File	$1.00
513	2022 Reforecast Repairs and Maintenance ($)	Underwriting File	$1.00
514	2023 Budget Repairs and Maintenance ($)	Underwriting File	$1.00
515	UW Repairs and Maintenance ($)	Underwriting File	$1.00
516	2016 Utilities ($)	Underwriting File	$1.00
517	2017 Utilities ($)	Underwriting File	$1.00
518	2018 Utilities ($)	Underwriting File	$1.00
519	2019 Utilities ($)	Underwriting File	$1.00
520	2020 Utilities ($)	Underwriting File	$1.00
521	2021 Utilities ($)	Underwriting File	$1.00
522	February 2022 TTM Utilities ($)	Underwriting File	$1.00
523	2022 Budget Utilities ($)	Underwriting File	$1.00
524	2022 Reforecast Utilities ($)	Underwriting File	$1.00
525	2023 Budget Utilities ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	34

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
526	UW Utilities ($)	Underwriting File	$1.00
527	2016 Total Undistributed Expenses ($)	Underwriting File	$1.00
528	2017 Total Undistributed Expenses ($)	Underwriting File	$1.00
529	2018 Total Undistributed Expenses ($)	Underwriting File	$1.00
530	2019 Total Undistributed Expenses ($)	Underwriting File	$1.00
531	2020 Total Undistributed Expenses ($)	Underwriting File	$1.00
532	2021 Total Undistributed Expenses ($)	Underwriting File	$1.00
533	February 2022 TTM Total Undistributed Expenses ($)	Underwriting File	$1.00
534	2022 Budget Total Undistributed Expenses ($)	Underwriting File	$1.00
535	2022 Reforecast Total Undistributed Expenses ($)	Underwriting File	$1.00
536	2023 Budget Total Undistributed Expenses ($)	Underwriting File	$1.00
537	UW Total Undistributed Expenses ($)	Underwriting File	$1.00
538	2016 Gross Operating Profit ($)	Underwriting File	$1.00
539	2017 Gross Operating Profit ($)	Underwriting File	$1.00
540	2018 Gross Operating Profit ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	35

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
541	2019 Gross Operating Profit ($)	Underwriting File	$1.00
542	2020 Gross Operating Profit ($)	Underwriting File	$1.00
543	2021 Gross Operating Profit ($)	Underwriting File	$1.00
544	February 2022 TTM Gross Operating Profit ($)	Underwriting File	$1.00
545	2022 Budget Gross Operating Profit ($)	Underwriting File	$1.00
546	2022 Reforecast Gross Operating Profit ($)	Underwriting File	$1.00
547	2023 Budget Gross Operating Profit ($)	Underwriting File	$1.00
548	UW Gross Operating Profit ($)	Underwriting File	$1.00
549	2016 Base Management Fee ($)	Underwriting File	$1.00
550	2017 Base Management Fee ($)	Underwriting File	$1.00
551	2018 Base Management Fee ($)	Underwriting File	$1.00
552	2019 Base Management Fee ($)	Underwriting File	$1.00
553	2020 Base Management Fee ($)	Underwriting File	$1.00
554	2021 Base Management Fee ($)	Underwriting File	$1.00
555	February 2022 TTM Base Management Fee ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	36

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
556	2022 Budget Base Management Fee ($)	Underwriting File	$1.00
557	2022 Reforecast Base Management Fee ($)	Underwriting File	$1.00
558	2023 Budget Base Management Fee ($)	Underwriting File	$1.00
559	UW Base Management Fee ($)	Underwriting File	$1.00
560	2016 Income Before Fixed Charges ($)	Underwriting File	$1.00
561	2017 Income Before Fixed Charges ($)	Underwriting File	$1.00
562	2018 Income Before Fixed Charges ($)	Underwriting File	$1.00
563	2019 Income Before Fixed Charges ($)	Underwriting File	$1.00
564	2020 Income Before Fixed Charges ($)	Underwriting File	$1.00
565	2021 Income Before Fixed Charges ($)	Underwriting File	$1.00
566	February 2022 TTM Income Before Fixed Charges ($)	Underwriting File	$1.00
567	2022 Budget Income Before Fixed Charges ($)	Underwriting File	$1.00
568	2022 Reforecast Income Before Fixed Charges ($)	Underwriting File	$1.00
569	2023 Budget Income Before Fixed Charges ($)	Underwriting File	$1.00
570	UW Income Before Fixed Charges ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	37

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
571	2016 Real Estate Taxes ($)	Underwriting File	$1.00
572	2017 Real Estate Taxes ($)	Underwriting File	$1.00
573	2018 Real Estate Taxes ($)	Underwriting File	$1.00
574	2019 Real Estate Taxes ($)	Underwriting File	$1.00
575	2020 Real Estate Taxes ($)	Underwriting File	$1.00
576	2021 Real Estate Taxes ($)	Underwriting File	$1.00
577	February 2022 TTM Real Estate Taxes ($)	Underwriting File	$1.00
578	2022 Budget Real Estate Taxes ($)	Underwriting File	$1.00
579	2022 Reforecast Real Estate Taxes ($)	Underwriting File	$1.00
580	2023 Budget Real Estate Taxes ($)	Underwriting File	$1.00
581	UW Real Estate Taxes ($)	Underwriting File	$1.00
582	2016 Rent Expense ($)	Underwriting File	$1.00
583	2017 Rent Expense ($)	Underwriting File	$1.00
584	2018 Rent Expense ($)	Underwriting File	$1.00
585	2019 Rent Expense ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	38

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
586	2020 Rent Expense ($)	Underwriting File	$1.00
587	2021 Rent Expense ($)	Underwriting File	$1.00
588	February 2022 TTM Rent Expense ($)	Underwriting File	$1.00
589	2022 Budget Rent Expense ($)	Underwriting File	$1.00
590	2022 Reforecast Rent Expense ($)	Underwriting File	$1.00
591	2023 Budget Rent Expense ($)	Underwriting File	$1.00
592	UW Rent Expense ($)	Underwriting File	$1.00
593	2016 Insurance ($)	Underwriting File	$1.00
594	2017 Insurance ($)	Underwriting File	$1.00
595	2018 Insurance ($)	Underwriting File	$1.00
596	2019 Insurance ($)	Underwriting File	$1.00
597	2020 Insurance ($)	Underwriting File	$1.00
598	2021 Insurance ($)	Underwriting File	$1.00
599	February 2022 TTM Insurance ($)	Underwriting File	$1.00
600	2022 Budget Insurance ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	39

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
601	2022 Reforecast Insurance ($)	Underwriting File	$1.00
602	2023 Budget Insurance ($)	Underwriting File	$1.00
603	UW Insurance ($)	Underwriting File	$1.00
604	2016 Other Expenses ($)	Underwriting File	$1.00
605	2017 Other Expenses ($)	Underwriting File	$1.00
606	2018 Other Expenses ($)	Underwriting File	$1.00
607	2019 Other Expenses ($)	Underwriting File	$1.00
608	2020 Other Expenses ($)	Underwriting File	$1.00
609	2021 Other Expenses ($)	Underwriting File	$1.00
610	February 2022 TTM Other Expenses ($)	Underwriting File	$1.00
611	2022 Budget Other Expenses ($)	Underwriting File	$1.00
612	2022 Reforecast Other Expenses ($)	Underwriting File	$1.00
613	2023 Budget Other Expenses ($)	Underwriting File	$1.00
614	UW Other Expenses ($)	Underwriting File	$1.00
615	2016 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	40

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
616	2017 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
617	2018 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
618	2019 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
619	2020 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
620	2021 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
621	February 2022 TTM Total Fixed & Other Expenses ($)	Underwriting File	$1.00
622	2022 Budget Total Fixed & Other Expenses ($)	Underwriting File	$1.00
623	2022 Reforecast Total Fixed & Other Expenses ($)	Underwriting File	$1.00
624	2023 Budget Total Fixed & Other Expenses ($)	Underwriting File	$1.00
625	UW Total Fixed & Other Expenses ($)	Underwriting File	$1.00
626	2016 Net Operating Income ($)	Underwriting File	$1.00
627	2017 Net Operating Income ($)	Underwriting File	$1.00
628	2018 Net Operating Income ($)	Underwriting File	$1.00
629	2019 Net Operating Income ($)	Underwriting File	$1.00
630	2020 Net Operating Income ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	41

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
631	2021 Net Operating Income ($)	Underwriting File	$1.00
632	February 2022 TTM Net Operating Income ($)	Underwriting File	$1.00
633	2022 Budget Net Operating Income ($)	Underwriting File	$1.00
634	2022 Reforecast Net Operating Income ($)	Underwriting File	$1.00
635	2023 Budget Net Operating Income ($)	Underwriting File	$1.00
636	UW Net Operating Income ($)	Underwriting File	$1.00
637	2016 FF&E Reserve ($)	Underwriting File	$1.00
638	2017 FF&E Reserve ($)	Underwriting File	$1.00
639	2018 FF&E Reserve ($)	Underwriting File	$1.00
640	2019 FF&E Reserve ($)	Underwriting File	$1.00
641	2020 FF&E Reserve ($)	Underwriting File	$1.00
642	2021 FF&E Reserve ($)	Underwriting File	$1.00
643	February 2022 TTM FF&E Reserve ($)	Underwriting File	$1.00
644	2022 Budget FF&E Reserve ($)	Underwriting File	$1.00
645	2022 Reforecast FF&E Reserve ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	42

BOCA 2022-BOCA	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
646	2023 Budget FF&E Reserve ($)	Underwriting File	$1.00
647	UW FF&E Reserve ($)	Underwriting File	$1.00
648	2016 Net Cash Flow ($)	Underwriting File	$1.00
649	2017 Net Cash Flow ($)	Underwriting File	$1.00
650	2018 Net Cash Flow ($)	Underwriting File	$1.00
651	2019 Net Cash Flow ($)	Underwriting File	$1.00
652	2020 Net Cash Flow ($)	Underwriting File	$1.00
653	2021 Net Cash Flow ($)	Underwriting File	$1.00
654	February 2022 TTM Net Cash Flow ($)	Underwriting File	$1.00
655	2022 Budget Net Cash Flow ($)	Underwriting File	$1.00
656	2022 Reforecast Net Cash Flow ($)	Underwriting File	$1.00
657	2023 Budget Net Cash Flow ($)	Underwriting File	$1.00
658	UW Net Cash Flow ($)	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	43

BOCA 2022-BOCA	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
17	Mortgage Loan Cut-off Date Balance per Key ($)	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) Units.
18	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) the aggregate Mortgage Loan Cut-Off Date Balance of the Collateral.
19	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Cut-Off Date Balance.
28	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
29	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-Off Date Balance, (ii) the sum of the Assumed One-month Term SOFR and the Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
30	Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap	Quotient of (i) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap and (ii) 12.
31	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Cut-Off Date Balance, (ii) the sum of the Term SOFR Cap and the Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
35	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
36	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
37	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
40	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
41	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
60	Mortgage Loan Cut-off Date LTV (As-is)	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) As-Is Appraised Value ($).
61	Mortgage Loan Balloon LTV (As-is)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) As-Is Appraised Value ($).
62	Mortgage Loan Cut-off Date LTV (As-Complete)	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) Completion Appraised Value ($).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	44

BOCA 2022-BOCA	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
63	Mortgage Loan Balloon LTV (As-Complete)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Completion Appraised Value ($).
64	Mortgage Loan UW NOI DSCR	Quotient of (i) UW Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service Payment.
65	Mortgage Loan UW NCF DSCR	Quotient of (i) UW Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service Payment.
66	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) UW Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
67	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) UW Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
68	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW Net Operating Income ($) and (ii) Mortgage Loan Cut-off Date Balance.
69	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance.
101	Appraised Value Per Key ($)	Quotient of (i) As-Is Appraised Value ($) and (ii) Units.
104	Completion Appraised Value Per Key ($)	Quotient of (i) Completion Appraised Value ($) and (ii) Units.
107	Stabilized Appraised Value Per Key ($)	Quotient of (i) Stabilized Appraised Value ($) and (ii) Units.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	45